Revenue (Details) - Schedules of customers accounting for more than 10% of total Rrevenue	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk	25.70%	51.60%	39.30%	57.30%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk	12.90%	10.30%	5.40%	13.60%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk		13.20%		6.40%